Note 6 - Exploratory Well Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Exploratory Well Costs [Text Block]

NOTE 6. Exploratory Well Costs

The Company capitalizes exploratory well and project costs until a determination is made that the well or project has either found proved reserves, is impaired or is sold. The Company's capitalized exploratory well and project costs are included in proved properties in the condensed consolidated balance sheets. If the exploratory well or project is determined to be impaired, the impaired costs are charged to exploration and abandonments expense.

The changes in capitalized exploratory well costs are as follows (in thousands):

Six Months Ended June 30, 2021
Beginning capitalized exploratory well costs	$32,592
Additions to exploratory well costs	75,289
Reclassification to proved properties	(106,749)
Exploratory well costs charged to exploration and abandonment expense	-
Ending capitalized exploratory well costs	$1,132

All capitalized exploratory well costs have been capitalized for less than one year based on the date of drilling.

NOTE 5. Exploratory Well Costs

The Company capitalizes exploratory well and project costs until a determination is made that the well or project has either found proved reserves, is impaired or is sold. The Company's capitalized exploratory well and project costs are included in proved properties in the condensed consolidated balance sheets. If the exploratory well or project is determined to be impaired, the impaired costs are charged to exploration and abandonments expense.

The changes in capitalized exploratory well costs are as follows (in thousands):

	Year Ended December 31, 2020
	Successor	Predecessors
	August 22, through December 31, 2020	January 1, through August 21, 2020	Year Ended December 31, 2019

Beginning capitalized exploratory well costs	$41,524	$11,427	$-
Additions to exploratory well costs pending the determination of proved reserves	53,462	48,169	58,435
Reclassification due to determination of proved reserves	(62,394)	(18,072)	(47,008)
Exploratory well costs charged to exploration and abandonment expense	-	-	-
Ending capitalized exploratory well costs	$32,592	$41,524	$11,427

All capitalized exploratory well costs have been capitalized for less than one year based on the date of drilling.